Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 41,733,373	$ 1,272,747	$ 42,611,823	$ 81,763,628
Income tax expense calculated at the statutory rates	18,877,355	575,704	18,763,311	35,906,719
Nontaxable expense (income) in determining taxable income	668,184	20,378	1,132,092	(177,734)
Tax-exempt income	(7,727,576)	(235,669)	(7,369,986)	(14,789,999)
Additional income tax on unappropriated earnings	250,421	7,637	(3,449,958)	844,855
Income tax credits	(2,250,870)	(68,645)	(1,921,721)	(2,514,002)
The origination and reversal of temporary differences	(251,896)	(7,682)	69,767	1,304,931
Income tax adjustments on prior years	(514,176)	(15,681)	(31,609)	(209,150)
Unrecognized deferred tax liability for temporary differences associated with investments	(1,996,092)	(60,875)	(2,557,436)	(3,523,716)
Unrecognized loss carryforwards	746,146	22,755	455,437	271,730
Withholding tax	14,843	453	12,433	31,900
Land value increment tax	19,604	598	0	0
House and land transactions income tax	0	0	201,633	0
Others	80,520	2,456	0	0
Income tax expense recognized in profit or loss	$ 7,916,463	$ 241,429	$ 5,303,963	$ 17,145,534